Financial and other non-current assets - Other Non-current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Deferred compensation plans	$ 139	$ 155
Prepaid post-employment benefit plans	8	25
Other non-current assets	96	54
Total other non-current assets	$ 243	$ 234